NOTE 10: NOTES PAYABLE	12 Months Ended
Dec. 31, 2018
Note 10 Notes Payable
NOTES PAYABLE

NOTE 10: NOTES PAYABLE

	As at December 31,
	2018	2017	2016
Balance, beginning of period	$404,370	87,016	$78,463
Converted to convertible debentures (a)	–	(62,131)	–
Repayment (b)	–	(31,000)	–
Issue of notes payable (c)(d)(e)(f)(g)	495,449	399,985	–
Converted to shares (c)(d)	(167,000)	–	–
Interest expense	27,896	10,500	8,553
Balance, end of period	760,715	404,370	87,016
Less: non-current portion of notes payable (g)	(150,271)	–	–
Current portion of notes payable	$610,444	404,370	$87,016

a)	During the year ended December 31, 2015, the Company issued three separate notes payable of $16,938 (C$20,000), $20,000 (C$23,615) and $21,173 (C$25,000) bearing interest at 6% per annum and repayable on demand. These notes payable were converted to convertible debentures during the period ended December 31, 2017 (note 12(e)).

b)	On November 6, 2015, the Company issued a $25,000 promissory note payable maturing 120 days from the date of issuance. Upon maturity, the promissory note payable will be repayable on demand and will bear interest at 1.5% compounding monthly. This promissory note payable and interest was repaid during the period ended December 31, 2017.

c)	On September 15, 2017, the Company issued promissory notes payable that could be drawn down for up to $150,000 and $75,000 maturing on December 31, 2017. During the period ended December 31, 2017, $232,985 and $117,000 had been drawn respectively. Upon maturity, the promissory note payable will be repayable on demand and will bear interest at 6% per annum. On October 23, 2018, the Company converted $117,000 of the debt plus $7,389 of interest into shares (note 14(a)).

d)	On December 29, 2017, the Company issued a $50,000 promissory note payable maturing on the date a go public transaction is completed. The unpaid principal of this promissory note payable shall not accrue interest, but rather shall convert into common shares of the Company at the maximum permissible discount allowed pursuant to the rules of the Canadian Securities Exchange. On April 23, 2018, as part of the Transaction, the debt was converted into units of the Company consisting of one common share and one share purchase warrant (note 14(a)).

e)	On February 5, 2018 and March 12, 2018, the Company issued promissory notes payable in the amounts of $55,000 and $150,000, respectively. Upon maturity, the promissory note payable will be repayable on demand and will bear interest at 6% per annum.

f)	On August 10, 2018 the Company issued a promissory note payable in the amount of $140,000. This promissory note payable will be repayable on demand and will bear interest at 7% per annum.

g)	On December 31, 2018 the Company issued a promissory note payable in the amount of C$205,000 ($150,449). This promissory note payable is due December 31, 2020 and will bear interest at 6% per annum